Investment in joint venture (Tables)	12 Months Ended
Dec. 31, 2014
Investment in joint ventures [Abstract]
Schedule of Investment in Joint Ventures
Joint ventures	Initial Cost	Ownership	December 31, 2013	December 31, 2014
	US$		US$	US$
Shaanxi Zhongmao	6,064,557	51%	5,945,471	4,225,629
Huayi Xincheng	-	40%	-	-
Total	6,064,557		5,945,471	4,225,629